INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value
Ordinary shares, shares authorized	95,000,000	95,000,000
Ordinary shares, shares issued	25,413,858	25,406,095
Ordinary shares, shares outstanding	22,769,019	22,761,256
Treasury shares, shares	2,644,839	2,644,839